CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income (loss) for the year	$ (326,701)	$ 240,795
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development (note 10)	553,933	508,739
Deferred income and mining taxes (note 25)	(30,961)	10,855
Stock-based compensation (note 17)	50,658	43,674
Impairment loss on equity securities (note 8)		8,532
Impairment loss (note 24)	389,693
Foreign currency translation loss	1,991	13,313
Other	11,610	18,286
Adjustment for settlement of reclamation provision	(4,685)	(4,824)
Changes in non-cash working capital balances:
Trade receivables	1,945	(3,815)
Income taxes	(2,291)	(31,913)
Inventories	(52,316)	(64,889)
Other current assets	(18,326)	(13,722)
Accounts payable and accrued liabilities	29,034	44,694
Interest payable	2,066	(2,168)
Cash provided by operating activities	605,650	767,557
INVESTING ACTIVITIES
Additions to property, plant and mine development (note 10)	(1,089,100)	(874,153)
Acquisition (note 5)	(162,479)	(71,989)
Proceeds from sale of property, plant and mine development (note 10)	35,246
Net sales (purchases) of short- term investments	4,839	(2,495)
Net proceeds from sale of equity securities (note 8)	17,499	333
Purchases of equity securities and other investments (note 8)	(11,163)	(51,724)
Decrease (increase) in restricted cash	790	(24)
Cash used in investing activities	(1,204,368)	(1,000,052)
FINANCING ACTIVITIES
Dividends paid	(83,961)	(76,075)
Repayment of finance lease obligations (note 13(A))	(3,382)	(5,252)
Proceeds from long- term debt (note 14)	300,000	280,000
Repayment of long- term debt (note 14)	(300,000)	(410,412)
Notes issuance (note 14)	350,000	300,000
Long- term debt financing costs (note 14)	(3,215)	(3,505)
Repurchase of common shares for stock-based compensation plans (notes 16 and 17(c,d))	(30,062)	(24,684)
Proceeds on exercise of stock options (note 17(A))	30,962	44,199
Common shares issued (note 16)	13,757	224,896
Cash provided by financing activities	274,099	329,167
Effect of exchange rate changes on cash and cash equivalents	(6,533)	(3,668)
Net (decrease) increase in cash and cash equivalents during the year	(331,152)	93,004
Cash and cash equivalents, beginning of year	632,978	539,974
Cash and cash equivalents, end of year	301,826	632,978
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	91,079	78,885
Income and mining taxes paid	$ 106,568	$ 127,915